UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT FUND, INC. - USAA TAX EXEMPT MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004



[LOGO OF USAA]
   USAA(R)

                     USAA TAX EXEMPT
                           MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

              3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
   DECEMBER 31, 2004

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         ADJUSTABLE-RATE NOTES - are similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. The interest rate is adjusted at a given time, such as monthly or quarterly. However, these securities typically do not offer the right to sell the security at face value prior to maturity.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

           (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

           (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies: ABN AMRO Bank N.V., DEPFA BANK plc, Dexia Credit Local, Fleet National Bank, JPMorgan Chase & Co., Morgan Stanley, RBC Centura Bank, Societe Generale, State Street Bank & Trust Co., SouthTrust Bank, N.A., Wachovia Bank, N.A., or Westle A.G.

           (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies:
                   AIG SunAmerica Life Assurance Co.; American International Group, Inc.; Credit Suisse First Boston, Inc.; Fannie Mae; Federal Home Loan Bank of Indianapolis; Freddie Mac; Guardian Savings & Loan, Minnesota GO; Montana Board of Investments Intercap Program; Monumental Life Insurance Co.; National Rural Utility Corp.; National Union Fire Insurance Co., Pittsburgh; or Texas Permanent School Fund.

           (INS) Principal and interest payments are insured by one of the following companies: Assured Guaranty Corp., AMBAC Assurance Corp., CDC IXIS Financial Guaranty, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

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                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

           CSD     Central School District

           CP      Commercial Paper

           EDC     Economic Development Corp.

           GO      General Obligation

           IDA     Industrial Development Authority/Agency

           IDB     Industrial Development Board

           IDRB    Industrial Development Revenue Bond

           ISD     Independent School District

           MTA     Metropolitan Transportation Authority

           MERLOT  Municipal Exempt Receipts-Liquidity Optional Tender

           MFH     Multifamily Housing

           MLO     Municipal Lease Obligation

           PCRB    Pollution Control Revenue Bond

           PUTTER  Puttable Tax Exempt Receipts

           RB      Revenue Bond

           TAN     Tax Anticipation Note

           TRAN    Tax Revenue Anticipation Note

           USD     Unified School District

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (85.4%)

              ALABAMA (5.7%)
  $ 5,025     Alexander City Medical Facilities RB, Series 2003A (LOC - AmSouth Bank, N.A.)      2.05%    10/01/2023    $    5,025
              Birmingham Medical Clinic Board RB,
   18,500       Series 1998 (LOC - South Trust Bank, N.A.)                                       2.04     10/01/2028        18,500
    2,785       Series 2002A (LOC - Columbus Bank & Trust Co.)                                   2.32      2/01/2012         2,785
    2,590     Huntsville Educational Building RB, (Oakwood College Project)
                (LOC - First Commercial Bank)                                                    2.19     12/01/2022         2,590
              Mobile Special Care Facilities Financing Auth. RB,
    2,250       Series 2001 (LOC - SouthTrust Bank, N.A.)                                        2.09      7/01/2021         2,250
    1,390       Series 2001 (LOC - SouthTrust Bank, N.A.)                                        2.09      6/01/2026         1,390
    6,700     Montgomery Educational Building Auth. RB,
                Series 2003A (LOC - AmSouth Bank, N.A.)                                          2.14      6/01/2023         6,700
   20,935     Southeast Gas District RB, Series 2003B (LIQ) (INS)                                2.05      6/01/2023        20,935
    6,380     Sumiton Educational Building Auth. RB (East Walker Education and Development
                Project) (LOC - First Commercial Bank)                                           2.19      5/01/2032         6,380
              Taylor-Ryan Improvement District RB,
   18,310       Series 2004B (LOC - Columbus Bank & Trust Co.)                                   2.05      8/01/2034        18,310
    4,400       Series 2004C (LOC - Columbus Bank & Trust Co.)                                   2.05      8/01/2034         4,400
   14,500     Tuscaloosa Educational Building Auth. RB,
                Series 2002A (LOC - AmSouth Bank, N.A.)                                          2.14     10/01/2023        14,500

              ALASKA (0.6%)
    7,000     Housing Finance Corp. Bonds, Series 2003B (LIQ) (INS)                              2.00     12/01/2023         7,000
    1,310     Industrial Development and Export Auth. RB,
                Series 1988A, Lot 6 (LOC - Bank of America, N.A.)                                2.47      7/01/2006         1,310
    2,000     Valdez Marine Terminal RB, Series 2003A                                            2.18      6/01/2037         2,000

              ARIZONA (0.4%)
    1,000     Maricopa County IDA IDRB, Series 1992                                              2.20      6/01/2007         1,000
    6,500     Verrado Western Overlay Community Facilities District GO,
                Series 2004 (LOC - Compass Bank)                                                 2.07      7/01/2029         6,500

              CALIFORNIA (0.9%)
      800     Association of Bay Area Governments Finance Auth. RB,
                Series 2002 (LOC - Allied Irish Banks plc, Bank of New York)                     2.20     11/15/2031           800
    6,190     Long Beach USD GO, 1999 Series F, ABN AMRO MuniTops Certificates Trust,
                Series 2004-34 (LIQ) (INS)(a)                                                    2.02      2/01/2011         6,190
              Statewide Communities Development Auth. RB,
    5,800       Series 2002B                                                                     2.00     11/01/2030         5,800
    1,500       Series 2003B                                                                     2.00      8/15/2025         1,500
    2,600       Series 2004M                                                                     2.00      4/01/2038         2,600

              COLORADO (4.5%)
    6,690     Aspen Valley Hospital District RB,
                Series 2003 (LOC - Zions First National Bank)                                    2.07     10/15/2033         6,690
    2,500     Brighton Crossing Metropolitan District No. 4 Bonds,
                Series 2004 (LOC - Compass Bank)                                                 2.14     12/01/2034         2,500
    2,650     Colorado Springs IDRB, Series 2002 (LOC - Bank of America, N.A.)                   2.05      3/01/2017         2,650
    1,775     Colorado Springs RB, Series 2003                                                   1.99      6/01/2023         1,775
    1,800     Crystal Valley Metropolitan District No. 1 RB,
                Series 2004 (LOC - Wells Fargo Bank, N.A.)                                       1.99     10/01/2034         1,800
    5,475     Denver Urban Renewal Auth. RB,
                Series 2002 (LOC - Zions First National Bank)                                    2.09     12/01/2015         5,475

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
              Educational and Cultural Facilities RB,
  $ 6,685       Series 1998 (LOC - JPMorgan Chase & Co.)                                         2.10%     8/01/2013    $    6,685
    3,475       Series 2004 (LOC - Zions First National Bank)                                    2.17      6/01/2034         3,475
    3,300       Series 2004 (LOC - Western Corp. Federal Credit Union)                           2.04      7/01/2034         3,300
    2,400       Series 2004 (LOC - Zions First National Bank)                                    2.07      9/01/2034         2,400
    2,605     El Paso County Economic Development RB,
                Series 1996 (LOC - JPMorgan Chase & Co.)                                         2.15     11/01/2021         2,605
              Health Facilities Auth. RB,
    1,335       Series 1995 (LOC - JPMorgan Chase & Co.)                                         2.15      9/01/2015         1,335
    2,090       Series 1998A (LOC - JPMorgan Chase & Co.)                                        2.20      1/01/2018         2,090
    1,615       Series 1998C (LOC - JPMorgan Chase & Co.)                                        2.20      1/01/2018         1,615
    1,700     Housing and Finance Auth. IDA RB (Kroger Co.) (LOC - U.S. Bank, N.A.)              2.09      4/01/2009         1,700
              Postsecondary Educational Facilities Auth. RB,
    1,880       Series 1996 (LOC - Wells Fargo Bank, N.A.)                                       2.09      6/01/2011         1,880
    2,710       Series 1998 (LOC - JPMorgan Chase & Co.)                                         2.10      4/01/2013         2,710
              SBC Metropolitan District GO,
    3,975       Series 1998 (LOC - U.S. Bank, N.A.)                                              2.09     12/01/2017         3,975
    3,550       Series 2002 (LOC - U.S. Bank, N.A.)                                              2.09     12/01/2032         3,550
    3,900     Southeast Public Improvement Metropolitan District GO,
                Series 2004 (LOC - U.S. Bank, N.A.)                                              2.04     11/15/2034         3,900
   17,000     Southern Ute Indian Reservation RB, Series 2001(a)                                 2.10     11/01/2031        17,000
    2,500     Superior Metropolitan District No. 1 Water and Sewer RB,
                Series 2002 (LOC - BNP Paribas)                                                  2.04     12/01/2027         2,500

              FLORIDA (3.8%)
    2,935     Capital Trust Agency MFH RB, Series 1999B (NBGA)(a)                                2.02     12/01/2032         2,935
              Dade County IDA RB,
      600       Series 1985B (LOC - Societe Generale)                                            1.98      1/01/2016           600
      700       Series 1985D (LOC - Societe Generale)                                            1.98      1/01/2016           700
    6,245     Department of Juvenile Justice Certificate of Lease (MLO),
                Series 1998, MERLOT, Series 2000 000 (LIQ) (INS)(a)                              2.06      6/15/2019         6,245
    4,000     Duval County Housing Finance Auth. MFH RB, Series 2002 (NBGA)                      2.00     12/01/2032         4,000
    6,600     Gulf Breeze Healthcare Facilities RB, Series 1999 (NBGA)(a)                        2.02      1/01/2024         6,600
              Highlands County Health Facilities Auth. RB,
    6,000       Series 2003A (LOC - SunTrust Bank)                                               2.00     11/15/2032         6,000
    6,300       Series 2003C                                                                     2.06     11/15/2021         6,300
              Housing Finance Agency MFH RB,
      500       Series 1985 EEE (LOC - KBC Bank, N.V.)                                           2.05     12/01/2008           500
      500       Series 1991E (LOC - Key Bank, N.A.)                                              1.91     10/01/2005           500
    1,450     Housing Finance Corp. Multifamily Mortgage RB, Series 2002J-1 (NBGA)               2.00     10/15/2032         1,450
              Lee County IDA Health Care RB,
      490       Series 1999 (LOC - Fifth Third Bank)                                             2.01     12/01/2029           490
    6,075       Series 2002 (LOC - Bank of America, N.A.)                                        2.00     11/01/2032         6,075
              Orange County IDA RB,
      605       Series 1998 (LOC - Wachovia Bank, N.A.)                                          1.79     10/01/2018           605
      500       Series 2000A (LOC - Wachovia Bank, N.A.)                                         1.74      3/01/2025           500
    4,780     Orange County Sales Tax ABN AMRO MuniTops Certificates Trust RB,
                Series 2002-27 (LIQ) (INS)(a)                                                    2.03      1/01/2011         4,780
    2,700     Palm Beach County Housing Finance Auth. MFH RB, Series 1988D (NBGA)                1.88     11/01/2007         2,700
    2,200     Port St. Lucie Utility RB, Series 2004A (LIQ) (INS)                                2.02      9/01/2031         2,200
              Putnam County Development Auth. RB,
    1,420       Series 1984-H1 (NBGA)                                                            2.20      3/15/2014         1,420
    2,600       Series 1984-H2 (NBGA)                                                            2.20      3/15/2014         2,600
    2,570     State Board of Public Education GO, Capital Outlay Bonds 2003,
                Series C Floater Certificates, Series 2004-988 (LIQ) (INS)(a)                    2.03      6/01/2034         2,570

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 2,615     Tallahassee Capital Bonds, Series 2004, PUTTERs, Series 606 (LIQ) (INS)(a)         2.01%    10/01/2012    $    2,615
    6,000     Temple Terrace RB, Series 2003 (Lifepath Hospice Project) (LOC - SunTrust Bank)    2.00     12/01/2030         6,000

              GEORGIA (1.8%)
    7,500     Columbus Development Auth. RB,
                Series 2004 (LOC - Columbus Bank & Trust Co.)                                    2.06     12/01/2033         7,500
    6,000     Fulton County Residential Care RB,
                Series 2004C (LOC - HSH Nordbank)                                                2.03      2/15/2034         6,000
    3,500     La Grange Development Auth. RB, Series 1989                                        2.17     10/01/2012         3,500
    1,920     Peachtree Development Auth. RB, Series 1988 (LOC - SunTrust Bank)                  2.05      7/01/2010         1,920
              Savannah Economic Development Auth. RB,
    8,795       Series 2001 (LOC - Wachovia Bank, N.A.)                                          2.05      9/01/2026         8,795
    4,455       Series 2002 (LOC - Wachovia Bank, N.A.)                                          2.05      9/01/2026         4,455

              ILLINOIS (2.9%)
    3,070     Chicago Heights RB, Series 2002A (LOC - JPMorgan Chase & Co.)                      2.15      3/01/2017         3,070
    3,500     Cook County GO Capital Improvement Bonds,
                Series 2002C, MERLOT, Series 2003 B-11 (LIQ) (INS)(a)                            2.06     11/15/2025         3,500
    3,000     Crestwood Village RB, Series 2004 (LOC - Fifth Third Bank)                         2.04     12/01/2023         3,000
    4,200     Development Finance Auth. PCRB, Series 1993                                        2.05      1/01/2016         4,200
    1,755     Development Finance Auth. RB, Series 1998 (LOC - Northern Trust Co.)               2.05      8/01/2022         1,755
    2,000     Educational Facilities Auth. RB, Series 2001 (Concordia Univ.
                River Forest Project) (LOC - Harris Trust & Savings)                             2.18     10/01/2031         2,000
   10,000     Health Facilities Auth. RB, Series 2003B (Villa St. Benedict Project)
                (LOC - KBC Bank, N.V.)                                                           2.07     11/15/2010        10,000
    5,840     Quincy, Adams County RB, Series 1997 (LOC - Bank of America, N.A.)                 2.10      6/01/2022         5,840
    4,249     Springfield Airport Auth. RB, Series 1986                                          2.30     10/15/2016         4,249
   15,550     St. Clair County Industrial Building RB, Series 1994 (NBGA)                        1.98      8/20/2032        15,550

              INDIANA (2.5%)
      682     Crawfordsville Economic Development RB, Series 1999B (NBGA)                        2.10      1/01/2030           682
   10,250     Development Finance Auth. Educational Facilities RB,
                Series 2003 (LOC - Key Bank, N.A.)                                               2.06      1/01/2023        10,250
    1,505     Economic Development Finance Auth. RB,
                Series 1998 (LOC - JPMorgan Chase & Co.)                                         2.15      9/01/2018         1,505
    6,770     Educational Facilities Auth. RB, Series 2000A (LOC - Fifth Third Bank)             2.10     12/01/2029         6,770
    1,300     Huntington Economic Development RB, Series 1990                                    2.40      6/26/2014         1,300
    5,750     Indiana Bond Bank, Series 2002B (LOC - Huntington National Bank)                   2.10      1/01/2025         5,750
    3,770     Indianapolis Economic Development RB,
                Series 1997 (LOC - National Bank of MI/IL)                                       2.06      5/01/2018         3,770
    8,000     Lawrence Economic Development RB, Series 2002 (LOC - U.S. Bank, N.A.)              2.09     11/01/2030         8,000
    2,535     Seymour Economic Development RB,  Series 2002 (LOC - National City Bank, KY)       2.07     10/01/2022         2,535
    4,200     Winona Lake Economic Development RB,
                Series 2002 (LOC - La Salle National Bank, N.A.)                                 2.09     12/01/2024         4,200

              IOWA (2.1%)
              Chillicothe PCRB,
    6,850       Series 1993                                                                      2.05      1/01/2023         6,850
    3,100       Series 1993A                                                                     2.05      5/01/2023         3,100
   12,750     Council Bluffs PCRB, Series 1995                                                   2.05      1/01/2025        12,750
    1,930     Finance Auth. Childrens Care Facilities RB,
                Series 2002B (LOC - Wells Fargo Bank, N.A.)                                      2.09      6/01/2017         1,930
    8,100     Finance Auth. RB, Series 2003 (LOC - U.S. Bank, N.A.)                              2.27      6/01/2033         8,100

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 3,000     Finance Auth. Retirement Community RB, Series 2004 (Western Home
              Communities Project) (LOC - U.S. Bank, N.A.)                                       2.05%    11/01/2033    $    3,000
    2,800     Higher Education Loan Auth. RB, Series 1999 (LOC - JPMorgan Chase & Co.)           2.10      3/01/2029         2,800

              KANSAS (1.0%)
    4,630     North Newton Health Care Facilities RB, Series 2003 (LOC - U.S. Bank, N.A.)        2.09      1/01/2023         4,630
    7,780     Olathe MFH RB, Series 2003A (NBGA)                                                 2.02      1/01/2034         7,780
    5,000     State Development Finance Auth. RB, Series 2004-C1 (LOC - SunTrust Bank)           2.02     11/15/2030         5,000

              KENTUCKY (2.4%)
    2,445     Boone County Industrial Building RB, Series 2001 (LOC - JPMorgan Chase & Co.)      2.13     11/01/2021         2,445
    4,020     Economic Development Finance Auth. RB, Series 1998 (LIQ) (INS)                     2.15      8/01/2018         4,020
    2,000     Frankfort Economic Development RB, Series 1990                                     2.40      5/07/2014         2,000
              Hancock County Industrial Building RB,
    9,005       Series 1990 (LOC - SunTrust Bank)                                                2.14      7/01/2010         9,005
    9,490       Series 1991 (LOC - SunTrust Bank)                                                2.14      7/01/2011         9,490
    2,690     Hardin County Water District No. 001 Water RB,
                Series 1998 (LOC - Fifth Third Bank)                                             2.15      9/01/2018         2,690
    4,215     Jefferson County Industrial Building RB, Series 1997 (LOC - JPMorgan Chase & Co.)  2.15      1/01/2011         4,215
    2,555     Lexington-Fayette Urban County Government RB,
                Series 2001 (LOC - JPMorgan Chase & Co.)                                         2.20      7/01/2021         2,555
              Mason County PCRB,
    5,200       Series 1984B-1 (NBGA)                                                            2.20     10/15/2014         5,200
    1,650       Series 1984B-2 (NBGA)                                                            2.20     10/15/2014         1,650

              LOUISIANA (5.0%)
              Ascension Parish PCRB,
    1,550       Series 1990                                                                      2.40      9/01/2010         1,550
    6,600       Series 1992                                                                      2.40      3/01/2011         6,600
   11,500     New Orleans RB, Series 2004 (LOC - Hibernia National Bank)                         2.09      8/01/2024        11,500
              Public Facilities Auth. Equipment and Capital Facilities Pooled Loan Program RB,
    8,940       Series 2000 (LOC - Hibernia National Bank)                                       2.09      7/01/2027         8,940
    4,200       Series 2001A (LOC - Hibernia National Bank)                                      2.08      7/01/2022         4,200
    9,000       Series 2003A (LOC - Hibernia National Bank)                                      2.09      7/01/2028         9,000
    9,705       Series 2003B (LOC - Hibernia National Bank)                                      2.08      7/01/2033         9,705
    4,300     Public Facilities Auth. IDRB, Series 1996 (LOC - Regions Bank)                     2.05     12/01/2014         4,300
    1,100     Public Facilities Auth. PCRB, Series 1992                                          2.40      8/01/2017         1,100
              Public Facilities Auth. RB,
   14,000       Series 1999 (LOC - Hibernia National Bank)                                       2.05      9/01/2028        14,000
    6,230       Series 2001 (LOC - Hibernia National Bank)                                       2.09      7/01/2023         6,230
    7,500       Series 2001B (LOC - Hibernia National Bank)                                      2.09      7/01/2023         7,500
    6,700       Series 2004 (LOC - Hibernia National Bank)                                       2.01      9/01/2034         6,700

              MARYLAND (4.3%)
    5,475     Anne Arundel County RB, Issue 1996 (LOC - Manufacturers & Traders Trust)           2.03      7/01/2021         5,475
    7,950     Baltimore County Auth. RB, Series 2001 (LOC - Manufacturers & Traders Trust)       2.07      1/01/2021         7,950
    1,000     Baltimore County IDA RB, Series 1994                                               2.25      3/01/2014         1,000
    5,045     Baltimore County RB, Issue 1996 (LOC - Manufacturers & Traders Trust)              2.03     12/01/2021         5,045
   14,745     Health and Higher Educational Facilities Auth. RB,
                Series 2003B (LOC - Manufacturers & Traders Trust)                               2.04      1/01/2033        14,745
   22,935     Montgomery County Auth. Golf Course System RB,
                Series 2002 (LOC - Manufacturers & Traders Trust)                                2.09     12/01/2027        22,935
   20,200     Montgomery County MFH RB, Series 1993, Issue I (NBGA)(a)                           2.06     11/01/2020        20,200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
              MASSACHUSETTS (2.6%)
  $10,000     Cape Cod Health & Educational RB, Series 2004D (LIQ) (INS)                         2.07%    11/15/2035    $   10,000
   23,990     Revere Housing Auth. MFH RB, Series 1991C (LOC - Societe Generale)                 2.05      9/01/2028        23,990
   13,500     State Development Finance Agency RB, Series 2004 (LOC - BankNorth, N.A.)           2.07      3/01/2034        13,500

              MICHIGAN (3.6%)
    9,400     Ann Arbor EDC Limited Obligation RB, Series 2000A (LOC - JPMorgan Chase & Co.)     2.09     11/01/2025         9,400
    5,435     Fremont Hospital Finance Auth. RB, Series 2002 (LOC - Fifth Third Bank)            2.01     11/01/2027         5,435
    3,000     Higher Education Facilities Auth. RB, Series 2004 (LOC - JPMorgan Chase & Co.)     2.03      4/01/2034         3,000
   33,145     Oakland County EDC Limited Obligation RB, Series 2004 (LOC - Fifth Third Bank)     2.07      3/01/2029        33,145
   13,870     Strategic Fund Limited Obligation RB, Series 2002 (LOC - Allied Irish Banks plc)   2.24      5/01/2032        13,870

              MINNESOTA (0.6%)
    3,500     Robbinsdale MFH RB, Series 2004C (LOC - La Salle National Bank, N.A.)              2.05      4/01/2029         3,500
              St. Paul Housing and Redevelopment Auth. RB,
    6,650       Series 2001 (LOC - Wells Fargo Bank, N.A.)                                       1.55     10/01/2011         6,650
    1,300       Series 2002 (LOC - Allied Irish Banks plc)                                       2.27      5/01/2022         1,300

              MISSISSIPPI (0.1%)
    1,525     Hospital Equipment and Facilities Auth. RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                           2.14      7/01/2015         1,525

              MISSOURI (5.8%)
              Health and Educational Facilities Auth. RB,
   13,500       Series 1998 (LOC - Commerce Bank, N.A., Missouri)                                2.12      7/01/2023        13,500
    4,500       Series 1998B (LOC - Allied Irish Banks plc)                                      2.05      6/01/2023         4,500
   10,355       Series 1999A (LOC - U.S. Bank, N.A.)                                             2.27      8/15/2024        10,355
    9,400       Series 2000 (LOC - Commerce Bank, N.A., Missouri)                                2.12      7/01/2025         9,400
    1,700       Series 2002 (LOC - U.S. Bank, N.A.)                                              2.27     11/01/2027         1,700
    6,535       Series 2003 (LOC - Southwest Bank of St. Louis)                                  2.09      6/01/2023         6,535
   13,415       Series 2004A (LOC - Bank of America, N.A.)                                       2.18      7/01/2029        13,415
    9,495     Kansas City MFH RB, Series 1995 (NBGA)                                             2.02      9/01/2025         9,495
              St. Charles County IDA RB,
   10,400       Series 1993 (NBGA)                                                               1.98      2/01/2029        10,400
   25,000       Series 1994 (NBGA)                                                               1.98      7/15/2032        25,000

              NEBRASKA (0.1%)
      200     Elementary and Secondary School Finance Auth. RB,
                Series 2004A (LOC - Fifth Third Bank)                                            2.18      9/01/2029           200
    2,130     Sarpy County PCRB, Series 1995                                                     2.15      7/01/2013         2,130

              NEW HAMPSHIRE (1.1%)
    8,290     Higher Educational and Health Facilities RB,
                Series 1996 (LOC - Fleet National Bank)                                          2.03      5/01/2026         8,290
   10,800     Manchester Housing Auth. MFH RB, Series 1990A (LOC - PNC Bank, N.A.)               2.03      6/15/2015        10,800

              NEW JERSEY (1.1%)
   13,750     Camden County Improvement Auth. RB,
                Series 2004B (LOC - Commerce Bank, N.A., Cherry Hill, NJ)                        2.09      8/01/2032        13,750
              Economic Development Auth. RB,
    3,490       Series 1998 (LOC - Bank of New York)                                             2.17     12/01/2007         3,490
    3,520       Series 2003 (Baptist Home Society) (LOC - Valley National Bank)                  2.23      3/01/2031         3,520

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
              NEW YORK (2.3%)
              Chautauqua County IDA RB,
  $   345       Series 2000A (LOC - PNC Bank, N.A.)                                              2.02%     8/01/2030    $      345
    1,000       Series 2001A (LOC - PNC Bank, N.A.)                                              2.02     12/01/2031         1,000
      325     Dormitory Auth. RB, Series 1993 (LOC - Landesbank Hessen-Thuringen)                2.17      7/01/2023           325
    2,060     Lancaster IDA RB, Series 2000 (LOC - Manufacturers & Traders Trust)                2.06     11/01/2032         2,060
    2,000     MTA RB, Series 2004A-4 (LIQ) (INS)                                                 1.98     11/01/2034         2,000
      500     MTA Transit Facilities RB, Series 1999A, MERLOT Series 2000F (LIQ) (INS)(a)        2.03      7/01/2029           500
    2,275     New York City GO, Series 2005 C-3 (LIQ) (INS)                                      1.97      8/15/2029         2,275
              New York City Housing Development Corp. Multi-Family Mortgage RB,
    3,000       Series 2003A (LOC - HSBC Bank USA)                                               1.96     12/01/2036         3,000
    6,400       Series 2004A (LOC - HSBC Bank USA)                                               1.95      8/01/2036         6,400
    3,600     New York City IDA RB, Series 2004 (LOC - Lloyds TSB Bank plc)                      2.10     12/01/2039         3,600
    1,600     New York City IDA RB (MLO), Series 2002 (LOC - Allied Irish Banks plc)             2.05     12/01/2034         1,600
    8,700     Ramapo Housing Auth. RB, Series 1998 (LOC - Manufacturers & Traders Trust)         2.09     12/01/2029         8,700
    3,000     Rockland County IDA RB, Series 1999  (LOC - Manufacturers & Traders Trust)         2.09      2/01/2029         3,000
    6,595     Triborough Bridge and Tunnel Auth. RB, Series 2002E, ABN AMRO MuniTops
                Series 2002-31 (LIQ) (INS)(a)                                                    2.01     11/15/2010         6,595

              NORTH CAROLINA (0.5%)
    8,350     Medical Care Commission Hospital RB, Series 2002A
                (LOC - Branch Banking & Trust Co., NC)                                           2.02      9/01/2022         8,350

              OHIO (2.2%)
    6,000     Clarke County IDA RB (LOC - Deutsche Bank, A.G.)                                   2.27     12/01/2010         6,000
    2,000     Clermont County Economic Development RB, Series 2002 (LOC - Fifth Third Bank)      2.09      8/01/2022         2,000
    9,155     Crawford County Hospital Facilities RB,
                Series 2003 (LOC - Huntington National Bank)                                     2.05     10/01/2023         9,155
    3,180     Cuyahoga County IDRB (MLO), Series 2000 (LOC - JPMorgan Chase & Co.)               2.10     11/01/2019         3,180
    3,600     Hilliard IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                                 2.12      8/01/2012         3,600
    6,795     Mahoning County Hospital RB, Series 2002B (LOC - Fifth Third Bank)                 2.03     12/01/2027         6,795
    2,800     Meigs County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                             2.12      8/01/2012         2,800
    2,470     Montgomery County Health Care Facilities RB,
                Series 2002 (LOC - JPMorgan Chase & Co.)                                         2.10      5/01/2022         2,470
    3,000     Warren County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                            2.12      8/01/2012         3,000

              OKLAHOMA (5.1%)
    8,400     Garfield County Industrial Auth. PCRB, Series 1995A                                2.12      1/01/2025         8,400
              Muskogee Industrial Trust PCRB,
   30,900       Series 1995A                                                                     2.20      1/01/2025        30,900
   33,400       Series 1997A                                                                     2.25      6/01/2027        33,400
              Muskogee Industrial Trust RB,
    2,660       Series 1985 (Mall Ltd. D Project) (LOC - Bank of America, N.A.)                  2.20     12/01/2015         2,660
    2,200       Series 1985 (Warmack Project) (LOC - Bank of America, N.A.)                      2.20     12/01/2015         2,200
    5,275     State IDA RB, Series 1998 (LOC - JPMorgan Chase & Co.)                             2.10      8/01/2018         5,275
   10,000     Tulsa Industrial Auth. RB, Series 2000 (NBGA)(a)                                   2.02     11/01/2030        10,000

              OREGON (1.4%)
   25,000     Port of Portland Public Grain Elevator RB, Series 1984(LOC - Wachovia Bank, N.A.)  2.20     12/01/2014        25,000

              PENNSYLVANIA (2.8%)
              Allegheny County IDA RB,
    2,000       Series 2002 (LOC - PNC Bank, N.A.)                                               2.06      6/01/2022         2,000
    7,500       Series 2002 (LOC - Citizens Bank of Pennsylvania)                                2.05      8/01/2032         7,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 6,000     Allentown Redevelopment Auth. MFH RB, Series 1990 (LOC - Societe Generale)         2.05%     7/01/2020    $    6,000
    5,250     Chartiers Valley Industrial and Commercial Development Auth. RB, Series 1982       2.47     11/15/2017         5,250
    9,700     Horizon Hospital System Auth. Senior Health and Housing Facilities RB,
                Series 2002 (LOC - Manufacturers & Traders Trust)                                2.07      1/01/2033         9,700
    5,500     Luzerne County GO, Series 2004 (LOC - PNC Bank, N.A.)                              2.01     11/01/2014         5,500
   15,400     Schuylkill County IDA RB, Series 2001                                              2.00      4/01/2021        15,400

              SOUTH CAROLINA (2.3%)
   10,500     Economic Development Auth. RB, Series 2002 (LOC - Bank of America, N.A.)           2.05      5/01/2032        10,500
              Jobs-Economic Development Auth. RB,
   14,000       Series 2003 (LOC - Bank of America, N.A.)                                        2.05      9/01/2033        14,000
   18,000       Series 2004C (LOC - National Bank of South Carolina)                             2.06      5/15/2032        18,000

              SOUTH DAKOTA (1.3%)
              Health and Educational Facilities Auth. RB,
   18,075       Series 2000 (LIQ) (INS)                                                          2.05      7/01/2025        18,075
    5,000       Series 2004B (LOC - U.S. Bank, N.A.)                                             2.05     11/01/2034         5,000

              TENNESSEE (2.8%)
    7,000     Dayton IDB RB, Series 2001 (LOC - AmSouth Bank, N.A.)                              2.14      7/01/2036         7,000
    5,950     Knox County Health, Educational and Housing Facilities Board RB,
                Series 2002 (LOC - Bank of New York)                                             2.12      4/01/2027         5,950
    4,815     Memphis Health, Educational and Housing Facility Board Bonds,
                Series 2000 (NBGA)(a)                                                            2.02      8/01/2032         4,815
    4,800     Nashville and Davidson County Health and Educational Facilities RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                           2.14      8/01/2020         4,800
              Nashville and Davidson County IDB MFH RB,
    6,710       Series 1989 (LOC - Societe Generale)                                             2.05      9/01/2019         6,710
    9,680       Series 1989 (LOC - Societe Generale)                                             2.05     10/01/2019         9,680
    1,750     Nashville and Davidson County IDB RB,
                Series 1999 (LOC - AmSouth Bank, N.A.)                                           2.19      7/01/2006         1,750
    4,900     Shelby County Health, Educational, and Housing Facility RB,
                Series 2001 (LOC - Allied Irish Banks plc)                                       2.04      6/01/2026         4,900
              Williamson County IDB RB,
    2,750       Series 2000 (LOC - AmSouth Bank, N.A.)                                           2.14      3/01/2020         2,750
    2,400       Series 2003 (LOC - SunTrust Bank)                                                2.05      4/01/2023         2,400

              TEXAS (4.5%)
   10,400     Alamo Heights Higher Education Facility RB,
                Series 1999A (LOC - JPMorgan Chase & Co.)                                        2.10      4/01/2019        10,400
    3,605     Bell County Health Facilities Development Corp. RB,
                Series 1998 (LOC - JPMorgan Chase & Co.)                                         2.05      5/01/2023         3,605
    2,775     Cameron Education Corp. RB, Series 2001 (LOC - JPMorgan Chase & Co.)               2.10      6/01/2031         2,775
    9,105     Crawford Education Facilities Corp. RB, Series 2004A (LOC - BNP Pariabas)          2.09      5/01/2035         9,105
    5,090     Galveston Housing Finance Corp. MFH RB, Series 2004 (NBGA)                         2.05      2/15/2032         5,090
    3,665     Houston Higher Education Finance Corp. RB,
                Series 2000 (LOC - JPMorgan Chase & Co.)                                         2.05      7/01/2020         3,665
    5,400     Jewett Economic Development Corp. IDRB, Series 2002B                               2.03      8/01/2009         5,400
    2,100     LCRA Transmission Contract RB, Series 2004, PUTTERs, Series 623 (LIQ) (INS)(a)     2.03     11/15/2009         2,100
    1,000     McAllen Health Facilities Development Corp. RB,
                Series 1984 (LOC - Bank of America, N.A.)                                        2.20     12/01/2024         1,000
    1,800     North Central IDA RB, Series 1983                                                  2.40     10/01/2013         1,800
    1,590     San Antonio Education Facilities Corp. RB,
                Series 2003A (LOC - JPMorgan Chase & Co.)                                        2.04     12/01/2023         1,590

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $13,600     Strategic Housing Finance Corp. RB, Series 2004 (LIQ) (LOC - Societe Generale)     2.12%     1/01/2010    $   13,600
    8,620     Tarrant County Housing Finance Corp. MFH RB, Series 1985 (LOC - Compass Bank)      2.02     12/01/2025         8,620
    7,700     Trinity River IDA RB, Series 1997                                                  2.40      1/01/2013         7,700
    4,685     Univ. of Texas RB, Series 2003B, MERLOT, Series 2003 B-14 (LIQ)(a)                 2.04      8/15/2022         4,685

              UTAH (0.2%)
    1,500     Box Elder County PCRB, Series 2002                                                 2.03      4/01/2028         1,500
    2,200     South Jordan Municipal Building Auth. RB (MLO), Series 2004 (LOC - BNP Paribas)    1.99      2/01/2029         2,200

              VIRGINIA (0.5%)
    2,500     Fairfax County Economic Development Auth. RB, ABN AMRO MuniTops
                Certificates Trust, Series 2003-33 (LIQ) (INS)(a)                                2.01      4/01/2011         2,500
    4,000     Hampton Redevelopment and Housing Auth. MFH RB, Series 1994 (NBGA)                 2.13      7/01/2024         4,000
    2,740     Peninsula Ports Auth. Health Systems RB, Series 2004                               2.03      7/01/2037         2,740

              WASHINGTON (1.7%)
    9,600     Health Care Facilities Auth. Lease RB, Series 2000 (LOC - BNP Paribas)             2.00      1/01/2032         9,600
    4,970     State GO, Series R-2003A, MERLOT, Series 2002 A65 (LIQ) (INS)(a)                   2.06      1/01/2014         4,970
   10,600     State Higher Education Facilities Auth. RB, Series 2001                            2.07     10/01/2031        10,600
    5,000     State Housing Finance Commission RB,
                Series 2003 (LOC - Washington Mutual Bank)                                       2.12      6/01/2024         5,000

              WEST VIRGINIA (0.8%)
    2,775     Harrison County Commercial Development RB, Series 2004 (LOC - U.S. Bank, N.A.)     2.12     12/01/2012         2,775
    8,630     Marshall County PCRB, Series 1994                                                  2.15      3/01/2026         8,630
    2,200     Ripley Commercial Development RB, Series 2004 (LOC - U.S. Bank, N.A.)              2.12     12/01/2012         2,200

              WISCONSIN (3.3%)
              Health and Educational Facilities Auth. RB,
    1,100       Series 2001 (LOC - JPMorgan Chase & Co.)                                         2.10      5/01/2026         1,100
    9,500       Series 2001B (LOC - Harris Trust & Savings Bank)                                 2.03     11/01/2011         9,500
    3,250       Series 2003 (LOC - JPMorgan Chase & Co.)                                         2.03      7/01/2028         3,250
    8,000     Milwaukee IDRB, Series 1995                                                        2.10      9/01/2015         8,000
    3,000     Milwaukee Redevelopment Auth. RB, Series 2002 (LOC - HSH NordBank)                 2.06      5/01/2025         3,000
    3,100     Oak Creek PCRB, Series 1986                                                        2.09      8/01/2016         3,100
              Pleasant Prairie PCRB,
    1,490       Series 1995A                                                                     2.10      9/01/2030         1,490
   10,650       Series 1995B                                                                     2.10      9/01/2030        10,650
   10,000       Series 1995C                                                                     2.10      9/01/2030        10,000
    7,250     Sheboygan PCRB, Series 1995                                                        2.10      9/01/2015         7,250
    2,700     Whitefish Bay Village RB, Series 2000 (LOC - JPMorgan Chase & Co.)                 2.10      4/01/2020         2,700

              WYOMING (0.8%)
   10,000     Gillette PCRB, Series 1988 (Pacificorp) (LOC - Barclays Bank plc)                  2.03      1/01/2018        10,000
    5,000     Sweetwater County PCRB, Series 1990A (LOC - Barclays Bank plc)                     1.98      7/01/2015         5,000
              Total variable-rate demand notes (cost: $1,545,391)                                                       ----------
                                                                                                                         1,545,391
                                                                                                                        ----------
              ADJUSTABLE-RATE NOTE (0.2%)

              TEXAS
    4,000     College Station ISD TRAN, Series 2004 (acquired 9/28/2004; cost: $4,000)(c)
                (cost: $4,000)                                                                   2.21      8/31/2005         4,000
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
              PUT BONDS (11.9%)

              CALIFORNIA (0.9%)
              Statewide Communities Development Auth. RB,
  $ 4,000       Series 2001A                                                                     1.25%     8/01/2031    $    4,000
    2,900       Series 2001B                                                                     1.75      8/01/2031         2,900
   10,000       Series 2004E                                                                     1.08      4/01/2032        10,000

              COLORADO (1.3%)
    7,000     Bachelor Gulch Metropolitan District GO, Series 2004 (LOC - Compass Bank)          2.35     12/01/2023         7,000
    4,500     Castlewood GO, Series 2004 (LOC - U.S. Bank, N.A.)                                 2.30     12/01/2034         4,500
    3,000     Central Platte Valley Metropolitan District GO, Series 2001B(LOC - U.S. Bank,N.A.) 2.30     12/01/2031         3,000
    5,915     Triview Metropolitan District GO, Series 2003A (LOC - Compass Bank)                2.10     11/01/2023         5,915
    3,385     Wildgrass Metropolitan District GO, Series 2004 (LOC - Compass Bank)               2.40     12/01/2034         3,385

              FLORIDA (2.1%)
   37,800     Sarasota County Public Hospital CP, Series 1996A                                   1.95     10/01/2028        37,800

              GEORGIA (0.8%)
   11,100     Burke County Development Auth. PCRB, Series 2000                                   1.08      9/01/2030        11,100
    3,715     Marietta Housing Auth. MFH RB, Series 1985E (NBGA)                                 1.25      1/15/2009         3,715

              ILLINOIS (1.4%)
   25,000     Health Facilities Auth. RB, Series 1988                                            1.38      8/15/2010        25,000

              MARYLAND (2.6%)
   19,595     Anne Arundel County PCRB, Series 1984                                              2.05      7/01/2014        19,595
   26,900     Anne Arundel County Port Facilities RB, Series 1985                                1.95      6/01/2013        26,900

              MISSISSIPPI (0.6%)
   10,145     Claiborne County PCRB, Series 1985G-1 (NBGA)                                       2.00     12/01/2015        10,145

              MONTANA (1.5%)
              Board of Investments Municipal Finance Consolidation Act Bonds,
    9,740       Series 1997 (NBGA)                                                               1.25      3/01/2017         9,740
   12,285       Series 1998 (NBGA)                                                               1.25      3/01/2018        12,285
    5,700       Series 2003 (NBGA)                                                               1.25      3/01/2028         5,700

              NEW YORK (0.0%)(d)
      500     State GO, Series 2000B (LOC - Dexia Credit Local)                                  1.58      3/15/2030           500

              TEXAS (0.7%)
    5,000     Brownsville Utility Systems RB, Series 2001A (LIQ) (INS)                           1.80      9/01/2025         5,000
    7,200     Richardson ISD, Series 2000 (LIQ) (NBGA)                                           1.10      8/15/2024         7,200
                                                                                                                        ----------
              Total put bonds (cost: $215,380)                                                                             215,380
                                                                                                                        ----------
              FIXED-RATE INSTRUMENTS (2.3%)

              INDIANA (0.3%)
    5,500     Univ. Refunding Student Fee Bonds, Series H (INS)                                  1.73(b)   8/01/2005         5,446

              MINNESOTA (1.6%)
    5,500     Albert Lea ISD No. 241 GO, Series 2004A (NBGA)                                     3.00      9/05/2005         5,545
    3,985     Brooklyn Center ISD No. 286 GO, Series 2004B (NBGA)                                3.00      8/01/2005         4,013

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL
   AMOUNT     SECURITY                                                                           RATE       MATURITY         VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 1,105     Clearbrook-Gonvick ISD No. 2311 GO, Series 2004A (NBGA)                            3.00%     8/13/2005    $    1,113
    2,430     Crosby-Ironton ISD No. 182 GO, Series 2004A (NBGA)                                 2.25      9/12/2005         2,437
    3,000     Farmington ISD No. 192 GO, Series 2004A (NBGA)                                     3.00      9/16/2005         3,027
    1,425     Holdingford ISD No. 738 GO, Series 2004 (NBGA)                                     3.00      9/08/2005         1,438
    2,000     Perham ISD No. 549 GO, Series 2004A (NBGA)                                         3.00      9/30/2005         2,018
    3,000     Prior Lake ISD No. 719 GO, Series 2004A (NBGA)                                     1.75      8/01/2005         3,021
    1,740     Sibley East ISD No. 2310 GO, Series 2004A (NBGA)                                   2.25      8/29/2005         1,746
    2,400     South St. Paul Special School District No. 006 GO, Series 2004 (NBGA)              3.00      9/30/2005         2,423
    1,980     Watertown-Mayer ISD No. 111 GO, Series 2004A (NBGA)                                3.00      8/13/2005         1,995

              NEW YORK (0.1%)
    2,000     South Orangetown CSD TAN, Series 2004-2005                                         3.00     6/30/2005          2,013

              TEXAS (0.3%)
    5,000     Houston GO, Series E                                                               1.90     2/17/2005          5,000
                                                                                                                        ----------
              Total fixed-rate instruments (cost: $41,235)                                                                  41,235
                                                                                                                        ----------

              TOTAL INVESTMENTS (COST: $1,806,006)                                                                      $1,806,006
                                                                                                                        ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the Investment Company Act of
               1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

            2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,810,169,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (b) Zero-coupon security. Rate represents the effective yield at date of purchase.

        (c) Security that has been deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The value of this security at December 31, 2004, was $4,000,000, which represented 0.2% of the Fund's net assets.

        (d) Represents less than 0.1% of net assets.
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            DIRECTORS    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

               [LOGO OF USAA]  WE KNOW WHAT IT MEANS TO SERVE.(R)
                    USAA       ----------------------------------
                                   INSURANCE o MEMBER SERVICES

48461-0205                                 (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.